Summary of Significant Accounting Policies (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 29, 2023	Sep. 01, 2023	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2023	Feb. 29, 2024	Feb. 28, 2023	Jun. 30, 2024	Jun. 10, 2024
Cash equivalents							$ 0	$ 0
Accounts receivable							34,092	0
Sales and marketing expense			$ 51,347	$ 49,758	$ 207,536	$ 90,539	$ 484,250	$ 707,137
Contingent shares issuable			4,393,993		4,393,993				4,393,993	4,393,993
Contingent shares									5,843,993	5,843,993
Shares issuable upon exercisable of options			77,445		77,445		81,849
Potentially dilutive securities			5,275,511	83,371	3,277,339	83,371
Series E Preferred Stock [Member]
Number of shares converted					316
Common stock issuable upon conversion					3,259
Series H Preferred Stock [Member]
Number of shares converted					33,000
Common stock issuable upon conversion					33,000
Series I Preferred Stock [Member]
Number of shares converted					59,979
Common stock issuable upon conversion					59,979
Share-Based Payment Arrangement, Option [Member]
Shares issuable upon exercisable of options			78,877		78,877		85,300
Warrant [Member]
Warrants outstanding to purchase common stock			484,063		484,063
Common Stock [Member]
Stock Issued During Period, Shares, New Issues								13,001
Potentially dilutive securities					659,178
NextPlay Technologies Inc. [Member]
Accounts receivable							$ 2,567,665	$ 1,933,908
Allowance for doubtful accounts							$ 1,567,665	$ 0
Convertible debt		$ 10,000,000
Stock Issued During Period, Shares, New Issues		400,000
Number of convertible shares issued	13,001	500,000
Shares Issued, Price Per Share							$ 2.00
Stock Issued During Period, Value, Acquisitions		$ 1,000,000
Accounts Receivable, Allowance for Credit Loss, Current							$ 1,567,665